Loans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Gross loans	$ 165,339	$ 138,084
One-to-Four Family Residential Real Estate [Member]
Gross loans	71,828	63,839
One-to-Four Family Residential Real Estate [Member] | Pass [Member]
Gross loans		63,164
One-to-Four Family Residential Real Estate [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
One-to-Four Family Residential Real Estate [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans		675
Consumer Real Estate [Member]
Gross loans	9,502	8,730
Consumer Real Estate [Member] | Pass [Member]
Gross loans		8,723
Consumer Real Estate [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans		7
Commercial Real Estate Construction [Member]
Gross loans		173
Commercial Real Estate Construction [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
Commercial Real Estate Construction [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans		173
Consumer Other [Member]
Gross loans	1,403	1,165
Commercial Real Estate Other [Member]
Gross loans		51,726
Commercial Real Estate Other [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans		4,835
Commercial Real Estate Other [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans		2,915
Orginated Loans and Leases [Member]
Gross loans	136,197
Orginated Loans and Leases [Member] | One-to-Four Family Residential Real Estate [Member]
Gross loans	64,942
Orginated Loans and Leases [Member] | One-to-Four Family Residential Real Estate [Member] | Pass [Member]
Gross loans	64,397
Orginated Loans and Leases [Member] | One-to-Four Family Residential Real Estate [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
Orginated Loans and Leases [Member] | One-to-Four Family Residential Real Estate [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans	545
Orginated Loans and Leases [Member] | Consumer Real Estate [Member]
Gross loans	7,802
Orginated Loans and Leases [Member] | Consumer Real Estate [Member] | Pass [Member]
Gross loans	7,778
Orginated Loans and Leases [Member] | Consumer Real Estate [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
Orginated Loans and Leases [Member] | Consumer Real Estate [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans	24
Orginated Loans and Leases [Member] | Commercial Real Estate Construction [Member]
Gross loans	1,443
Orginated Loans and Leases [Member] | Consumer Other [Member]
Gross loans	1,158
Orginated Loans and Leases [Member] | Consumer Other [Member] | Pass [Member]
Gross loans	1,155
Orginated Loans and Leases [Member] | Consumer Other [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
Orginated Loans and Leases [Member] | Consumer Other [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans	3
Orginated Loans and Leases [Member] | Commercial Real Estate Other [Member]
Gross loans	46,308
Orginated Loans and Leases [Member] | Commercial Real Estate Other [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans	6,040
Orginated Loans and Leases [Member] | Commercial Real Estate Other [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans	1,393
Acquired Loans [Member]
Gross loans	29,142
Acquired Loans [Member] | One-to-Four Family Residential Real Estate [Member]
Gross loans	6,886
Acquired Loans [Member] | One-to-Four Family Residential Real Estate [Member] | Pass [Member]
Gross loans	6,335
Acquired Loans [Member] | One-to-Four Family Residential Real Estate [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
Acquired Loans [Member] | One-to-Four Family Residential Real Estate [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans	551
Acquired Loans [Member] | Consumer Real Estate [Member]
Gross loans	1,732
Acquired Loans [Member] | Consumer Real Estate [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
Acquired Loans [Member] | Consumer Real Estate [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans	1
Acquired Loans [Member] | Commercial Real Estate Construction [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Pass [Member]
Gross loans	1,731
Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Construction [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans
Acquired Loans [Member] | Consumer Other [Member]
Gross loans	213
Acquired Loans [Member] | Consumer Other [Member] | Pass [Member]
Gross loans	213
Acquired Loans [Member] | Consumer Other [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans
Acquired Loans [Member] | Consumer Other [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans
Acquired Loans [Member] | Commercial Real Estate Other [Member]
Gross loans	15,950
Acquired Loans [Member] | Commercial Real Estate Other [Member] | Risk Grade 5 (Other Assets Especially Mentioned) [Member]
Gross loans	1,176
Acquired Loans [Member] | Commercial Real Estate Other [Member] | Risk Grade 6 (Substandard) [Member]
Gross loans	$ 547